CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash, cash equivalents and restricted cash	¥ 295	¥ 396
Loans receivable, net of credit impairment losses	556,112	555,133
Prepaid expenses	4,629	848
Total current assets	561,036	556,377
NON-CURRENT ASSETS
Property, plant and equipment	39,228	42,180
Intangible asset	5	5
Total non-current assets	39,233	42,185
Total assets	600,269	598,562
CURRENT LIABILITIES
Loans payable	161,439	161,569
Convertible notes payable	7,264	0
Salary and benefit payable	12,179	9,872
Income taxes payable	32,477	32,477
Interest payable	72,810	54,685
Other payable	25,942	21,656
Total current liabilities	312,111	280,259
Capital and reserve attributable to equity holders of the Company
Share capital	340	326
Additional paid-in capital	383,684	383,174
Statutory reserve	18,706	18,706
General risk reserve	9,180	9,180
Currency translation reserve	231	30
Accumulated losses	181,049	156,774
Non-controlling interests	57,528	63,661
Total shareholders' equity	288,158	318,303
Total equity and liabilities	¥ 600,269	¥ 598,562